Business segment information (Tables)	6 Months Ended
Jun. 27, 2026
Business segment information
Segment revenue reconciles to statutory revenues from continuing operations

	27 June	28 June
	2026	2025
	$m	$m
Reportable segment revenue
Sports Medicine & ENT	1,017	923
Advanced Wound Management	867	845
Orthopaedics	1,213	1,193
Revenue from external customers	3,097	2,961

Disaggregation of revenue

	27 June	28 June
Revenue by product from continuing operations	2026	2025
	$m	$m
Sports Medicine Joint Repair	574	509
Arthroscopic Enabling Technologies	340	307
ENT (Ear, Nose and Throat)	103	107
Sports Medicine & ENT	1,017	923
Advanced Wound Care	398	366
Advanced Wound Bioactives	263	285
Advanced Wound Devices	206	194
Advanced Wound Management	867	845
Knee Implants	492	501
Hip Implants	326	313
Other Reconstruction	68	64
Trauma & Extremities	327	315
Orthopaedics	1,213	1,193
Total	3,097	2,961

	27 June 2026			28 June 2025
	Established MarketsE	Emerging Markets	Total	Established MarketsE	Emerging Markets	Total
	$m	$m	$m	$m	$m	$m
Orthopaedics, Sports Medicine & ENT	1,810	420	2,230	1,752	364	2,116
Advanced Wound Management	739	128	867	731	114	845
Total	2,549	548	3,097	2,483	478	2,961
E	Established Markets comprises US, Australia, Canada, Europe, Japan and New Zealand.

Trading profit reconciles to operating profit

	27 June	28 June
	2026	2025
	$m	$m
Segment profit
Sports Medicine & ENT	251	213
Advanced Wound Management	191	187
Orthopaedics	158	151
Segment trading profit	600	551
Corporate costs[1]	(34)	(28)
Acquisition and disposal related items	(21)	(9)
Restructuring and rationalisation expenses	(23)	(8)
Amortisation and impairment of acquisition intangibles	(87)	(83)
Legal and other	13	6
Operating profit	448	429
Interest income	10	15
Interest expense	(65)	(69)
Other finance costs	(18)	(12)
Share of results of associates	5	(1)
Profit before taxation	380	362
1	Corporate costs include centralised infrastructure costs such as compliance and group functions.

Schedule of depreciation and amortisation included in segment profit

	27 June	28 June
	2026	2025
	$m	$m
Depreciation and amortisation
Sports Medicine & ENT	55	51
Advanced Wound Management	37	34
Orthopaedics	115	112